SEGMENTED INFORMATION (Details 3) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Plant, equipment and mining properties - Mexico	$ 33,781	$ 34,475
Plant, equipment and mining properties - Canada	339	371
Total plant, equipment and mining properties	$ 34,120	$ 34,846